SUMMARY OF RESERVED SHARES OF COMMON STOCK FOR ISSUANCE (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Options issued and outstanding	168,809	262,720	404,773
Common stock outstanding	7,232,650	6,695,587
Warrants outstanding	3,926,156	2,723,397
Earnout shares	2,777,778	4,444,444
Shares available for future issuance	854,412	496,587
Total	14,959,805	14,622,735